Vanguard® Mega Cap Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.4%)
	Linde plc	68,339	22,995
	Air Products and Chemicals Inc.	30,405	9,430
	Freeport-McMoRan Inc.	195,538	7,782
	Ecolab Inc.	35,119	5,262
	Newmont Corp.	108,844	5,167
	Dow Inc.	98,248	5,008
			55,644
Consumer Discretionary (13.9%)
*	Amazon.com Inc.	1,186,834	114,577
*	Tesla Inc.	365,094	71,084
	Home Depot Inc.	140,267	45,445
	Costco Wholesale Corp.	60,699	32,732
	Walmart Inc.	187,958	28,649
	McDonald's Corp.	100,799	27,497
*	Walt Disney Co.	249,967	24,464
	NIKE Inc. Class B	173,321	19,012
*	Netflix Inc.	60,938	18,618
	Lowe's Cos. Inc.	85,112	18,091
	Starbucks Corp.	157,099	16,056
	TJX Cos. Inc.	152,369	12,197
*	Booking Holdings Inc.	5,436	11,304
	Target Corp.	63,020	10,529
	Dollar General Corp.	30,889	7,898
	General Motors Co.	189,647	7,692
	Ford Motor Co.	540,666	7,515
*	O'Reilly Automotive Inc.	8,685	7,509
	Activision Blizzard Inc.	96,408	7,129
*	Uber Technologies Inc.	243,957	7,109
	Estee Lauder Cos. Inc. Class A	28,492	6,718
	Marriott International Inc. Class A	40,006	6,615
*	Lululemon Athletica Inc.	15,938	6,061
	Ross Stores Inc.	48,017	5,650
	Yum! Brands Inc.	39,167	5,039
*	Airbnb Inc. Class A	49,165	5,022
	Electronic Arts Inc.	38,055	4,977
*	Warner Bros Discovery Inc.	299,513	3,414
*	AutoZone Inc.	1,315	3,391
*	Chipotle Mexican Grill Inc. Class A	1,897	3,086
*	Rivian Automotive Inc. Class A	87,084	2,790
	Hilton Worldwide Holdings Inc.	18,744	2,673
*	Las Vegas Sands Corp.	23,538	1,103
			551,646

		Shares	Market Value ($000)
Consumer Staples (6.3%)
	Procter & Gamble Co.	327,385	48,833
	PepsiCo Inc.	189,092	35,078
	Coca-Cola Co.	533,252	33,920
	Philip Morris International Inc.	212,579	21,188
	CVS Health Corp.	179,727	18,311
	Mondelez International Inc. Class A	187,601	12,684
	Altria Group Inc.	246,517	11,483
	Colgate-Palmolive Co.	114,595	8,879
	General Mills Inc.	81,598	6,960
	Kimberly-Clark Corp.	46,214	6,268
	Sysco Corp.	69,784	6,037
*	Monster Beverage Corp.	50,575	5,202
	Constellation Brands Inc. Class A	19,796	5,095
	Hershey Co.	20,139	4,736
	Keurig Dr Pepper Inc.	116,227	4,494
	Kraft Heinz Co.	109,120	4,294
	Walgreens Boots Alliance Inc.	101,239	4,201
	McKesson Corp.	9,840	3,756
	Archer-Daniels-Midland Co.	38,377	3,742
	Brown-Forman Corp. Class B	41,977	3,065
	Brown-Forman Corp. Class A	7,399	540
			248,766
Energy (4.8%)
	Exxon Mobil Corp.	571,145	63,591
	Chevron Corp.	241,448	44,260
	ConocoPhillips	174,540	21,557
	EOG Resources Inc.	80,497	11,425
	Schlumberger Ltd.	193,600	9,980
	Marathon Petroleum Corp.	68,280	8,317
	Pioneer Natural Resources Co.	31,022	7,321
	Occidental Petroleum Corp.	95,720	6,652
	Kinder Morgan Inc.	262,124	5,012
	Phillips 66	33,178	3,598
	Valero Energy Corp.	26,920	3,597
	Williams Cos. Inc.	83,368	2,893
			188,203
Financials (10.9%)
*	Berkshire Hathaway Inc. Class B	217,899	69,423
	JPMorgan Chase & Co.	401,899	55,534
	Bank of America Corp.	936,234	35,436
	Wells Fargo & Co.	520,052	24,937
	Goldman Sachs Group Inc.	46,904	18,112
	Charles Schwab Corp.	211,966	17,496
	Morgan Stanley	176,290	16,407
	S&P Global Inc.	45,741	16,137
	BlackRock Inc.	19,620	14,048
	Citigroup Inc.	252,036	12,201
	Chubb Ltd.	54,313	11,927
	Marsh & McLennan Cos. Inc.	68,489	11,861
	Progressive Corp.	80,107	10,586
	PNC Financial Services Group Inc.	56,161	9,450
	Blackstone Inc.	96,075	8,794
	CME Group Inc.	49,254	8,693
	Truist Financial Corp.	181,487	8,495
	Aon plc Class A (XNYS)	27,496	8,477
	US Bancorp	183,062	8,309

		Shares	Market Value ($000)
	Intercontinental Exchange Inc.	76,432	8,278
	Moody's Corp.	21,400	6,383
	MetLife Inc.	81,918	6,283
*	Berkshire Hathaway Inc. Class A	13	6,244
	Travelers Cos. Inc.	32,545	6,177
	Aflac Inc.	77,850	5,600
	Prudential Financial Inc.	51,249	5,536
	Allstate Corp.	36,978	4,951
	KKR & Co. Inc.	88,305	4,585
	Bank of New York Mellon Corp.	99,395	4,562
	American International Group Inc.	52,016	3,283
	T Rowe Price Group Inc.	15,410	1,925
			430,130
Health Care (15.3%)
	UnitedHealth Group Inc.	128,203	70,225
	Johnson & Johnson	360,201	64,116
	Eli Lilly & Co.	117,177	43,482
	AbbVie Inc.	242,371	39,065
	Pfizer Inc.	769,145	38,557
	Merck & Co. Inc.	347,178	38,231
	Thermo Fisher Scientific Inc.	53,696	30,082
	Abbott Laboratories	240,106	25,831
	Danaher Corp.	89,750	24,539
	Bristol-Myers Squibb Co.	292,756	23,502
	Amgen Inc.	73,318	20,998
	Elevance Health Inc.	32,890	17,528
	Gilead Sciences Inc.	171,632	15,074
	Medtronic plc	182,506	14,425
	Cigna Corp.	41,847	13,763
*	Intuitive Surgical Inc.	48,930	13,230
*	Vertex Pharmaceuticals Inc.	35,089	11,102
	Stryker Corp.	46,790	10,944
*	Regeneron Pharmaceuticals Inc.	13,967	10,499
	Becton Dickinson and Co.	39,066	9,741
	Humana Inc.	17,367	9,550
	Zoetis Inc.	57,672	8,890
*	Boston Scientific Corp.	195,980	8,872
*	Moderna Inc.	45,513	8,006
	HCA Healthcare Inc.	29,439	7,072
*	Edwards Lifesciences Corp.	84,898	6,558
	Agilent Technologies Inc.	40,512	6,279
*	Biogen Inc.	19,885	6,068
*	Illumina Inc.	21,525	4,694
	Baxter International Inc.	68,802	3,889
*	IDEXX Laboratories Inc.	5,700	2,428
			607,240
Industrials (11.9%)
	Visa Inc. Class A	224,091	48,628
	Mastercard Inc. Class A	118,193	42,124
	Accenture plc Class A	91,055	27,401
	Honeywell International Inc.	92,259	20,255
	Raytheon Technologies Corp.	202,548	19,996
	United Parcel Service Inc. Class B (XNYS)	100,369	19,043
	Union Pacific Corp.	85,682	18,630
	Lockheed Martin Corp.	36,300	17,612
	Caterpillar Inc.	72,313	17,096
	Deere & Co.	37,755	16,650

		Shares	Market Value ($000)
	Automatic Data Processing Inc.	57,052	15,070
*	Boeing Co.	81,331	14,548
	General Electric Co.	150,528	12,941
*	PayPal Holdings Inc.	158,403	12,420
	American Express Co.	77,171	12,161
	Northrop Grumman Corp.	19,111	10,192
	CSX Corp.	293,136	9,583
	3M Co.	75,821	9,551
	Eaton Corp. plc	54,676	8,937
	Illinois Tool Works Inc.	38,122	8,672
	General Dynamics Corp.	33,837	8,540
	Norfolk Southern Corp.	32,144	8,245
*	Fiserv Inc.	78,816	8,225
	Sherwin-Williams Co.	31,908	7,951
	Emerson Electric Co.	81,047	7,762
	Johnson Controls International plc	94,300	6,265
	Fidelity National Information Services Inc.	83,280	6,044
	L3Harris Technologies Inc.	26,336	5,980
	FedEx Corp.	31,991	5,829
	Trane Technologies plc	31,680	5,652
	Paychex Inc.	44,380	5,504
	Capital One Financial Corp.	52,592	5,430
	Parker-Hannifin Corp.	17,554	5,248
*	Block Inc. (XNYS)	72,503	4,914
	Cummins Inc.	19,289	4,845
	PPG Industries Inc.	32,170	4,350
	DuPont de Nemours Inc.	61,656	4,347
	Global Payments Inc.	37,980	3,942
	Otis Worldwide Corp.	28,910	2,258
			472,841
Real Estate (1.4%)
	Prologis Inc.	126,662	14,919
	American Tower Corp.	63,759	14,107
	Equinix Inc.	12,524	8,650
	Crown Castle Inc.	59,306	8,387
	Public Storage	20,389	6,075
	Simon Property Group Inc.	22,470	2,684
			54,822
Technology (28.8%)
	Apple Inc.	2,092,265	309,718
	Microsoft Corp.	1,022,072	260,772
*	Alphabet Inc. Class A	821,535	82,967
*	Alphabet Inc. Class C	718,204	72,862
	NVIDIA Corp.	325,508	55,086
*	Meta Platforms Inc. Class A	312,603	36,918
	Broadcom Inc.	52,636	29,004
	Texas Instruments Inc.	125,234	22,600
*	Adobe Inc.	64,139	22,124
*	Salesforce Inc.	129,715	20,787
	QUALCOMM Inc.	153,780	19,452
	International Business Machines Corp.	123,942	18,455
*	Advanced Micro Devices Inc.	221,418	17,189
	Intel Corp.	563,321	16,939
	Oracle Corp.	201,125	16,699
	Intuit Inc.	36,708	14,962
	Applied Materials Inc.	118,110	12,945
	Analog Devices Inc.	70,462	12,113

		Shares	Market Value ($000)
*	ServiceNow Inc.	27,642	11,507
	Lam Research Corp.	18,786	8,874
	Micron Technology Inc.	151,051	8,708
	KLA Corp.	19,403	7,628
*	Palo Alto Networks Inc.	41,028	6,971
	Roper Technologies Inc.	14,538	6,381
*	Autodesk Inc.	29,736	6,005
	TE Connectivity Ltd.	43,770	5,520
*	Snowflake Inc. Class A	37,046	5,294
*	Workday Inc. Class A	27,218	4,570
	Cognizant Technology Solutions Corp. Class A	70,717	4,399
*	VMware Inc. Class A	31,715	3,853
	HP Inc.	127,172	3,820
*	Synopsys Inc.	10,490	3,562
*	Crowdstrike Holdings Inc. Class A	27,695	3,258
	Marvell Technology Inc.	58,112	2,703
*	Fortinet Inc.	45,885	2,439
	Dell Technologies Inc. Class C	34,564	1,548
*	Zoom Video Communications Inc. Class A	14,531	1,096
			1,139,728
Telecommunications (2.7%)
	Cisco Systems Inc.	511,097	25,412
	Comcast Corp. Class A	603,854	22,125
	Verizon Communications Inc.	547,105	21,326
	AT&T Inc.	977,437	18,845
*	T-Mobile US Inc.	85,785	12,993
*	Charter Communications Inc. Class A	14,297	5,594
			106,295
Utilities (2.3%)
	NextEra Energy Inc.	272,394	23,072
	Duke Energy Corp.	105,763	10,569
	Southern Co.	146,052	9,879
	Waste Management Inc.	56,613	9,495
	Sempra Energy (XNYS)	43,047	7,154
	Dominion Energy Inc.	114,019	6,968
	American Electric Power Co. Inc.	70,324	6,807
	Exelon Corp.	135,785	5,617
	Xcel Energy Inc.	74,834	5,255
	Public Service Enterprise Group Inc.	68,165	4,127
	Republic Services Inc. Class A	28,099	3,914
			92,857
Total Common Stocks (Cost $2,923,863)			3,948,172
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 3.877% (Cost $5,917)	59,186	5,918
Total Investments (99.8%) (Cost $2,929,780)			3,954,090
Other Assets and Liabilities—Net (0.2%)			7,677
Net Assets (100%)			3,961,767
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	67	13,672	602
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designeeto represent fair value and subject to oversight by the board of trustees.  Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.